Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves	$ 1,440		$ 2,695
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Ordinary shares, shares issued	23,046,257	23,046,257	22,256,530	22,256,530
Ordinary shares, shares outstanding	21,250,300	21,250,300	20,460,573	20,460,573